Condensed Interim Balance Sheets (Unaudited) (Parentheticals) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Ordinary shares, par value (in Dollars per share)
Ordinary shares, authorized	100,000,000	12,500,000
Ordinary shares, shares issued	7,818,860	3,085,000
Ordinary shares, shares outstanding	7,818,860	3,085,000
Preferred shares, par value (in Dollars per share)
Preferred shares, authorized		1,250,000
Preferred shares, issued		489,812
Preferred shares, outstanding		489,812